Capital Leases Payable (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Leases Payable [Abstract]
2017:			$ 3,524
2018:	$ 4,732	$ 4,732	$ 1,208